PREPAID EXPENSES AND OTHER CURRENT ASSETS (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)
Schedule of Other Current Assets [Line Item]
Interest-free loan to potential investees in consideration of future acquisitions or investments	$ 6,398		$ 1,961
Allowance of other current assets aging greater than one year	2,048
NationSky [Member]
Schedule of Other Current Assets [Line Item]
Amount of loan settled	11,125	¥ 72,240
Hissage [Member]
Schedule of Other Current Assets [Line Item]
Allowance due to full impairment of equity investment	$ 1,078